Summary Of Significant Accounting Policies (Schedule Of Selling Commissions And Platform Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	$ 2,119,719	$ 3,055,561
Platform Fees	20,749	40,283
Total Selling Commissions and Platform Fees	2,140,468	3,095,844
U.S. Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	2,103,773	3,023,015
Platform Fees	20,749	40,283
Total Selling Commissions and Platform Fees	2,124,522	3,063,298
Cayman Feeder [Member]
Management Fee, Selling Commission, Platform Fees And Profit Share [Line Items]
Selling Commissions	15,946	32,546
Total Selling Commissions and Platform Fees	$ 15,946	$ 32,546